Schedule of trade account receivables (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Trade accounts receivable	R$ 3,253,207	R$ 3,180,661
Gross accounts receivable	4,000,026	3,831,921
Provision for expected credit losses	(746,819)	(651,260)
Current portion	(3,066,906)	(3,051,834)
Non-current portion	186,301	128,827
Billed Services [Member]
IfrsStatementLineItems [Line Items]
Gross accounts receivable	2,107,682	2,039,403
Unbilled Services [Member]
IfrsStatementLineItems [Line Items]
Gross accounts receivable	849,762	817,669
Network Use [Member]
IfrsStatementLineItems [Line Items]
Gross accounts receivable	504,333	399,083
Sale Of Goods [Member]
IfrsStatementLineItems [Line Items]
Gross accounts receivable	521,362	552,962
Contractual Asset [Member]
IfrsStatementLineItems [Line Items]
Gross accounts receivable	15,340	14,914
Other Accounts Receivable [Member]
IfrsStatementLineItems [Line Items]
Gross accounts receivable	R$ 1,547	R$ 7,890